NUVEEN TRADEWINDS VALUE OPPORTUNITIES FUND

SUPPLEMENT DATED APRIL 25, 2011

TO THE PROSPECTUS DATED OCTOBER 29, 2010,

AS PREVIOUSLY SUPPLEMENTED JANUARY 18, JANUARY 31, FEBRUARY 22,

MARCH 21, 2011 AND APRIL 12, 2011

The last sentence of the section “Fund Summaries—Nuveen Tradewinds Value Opportunities Fund—Principal Investment Strategies” is hereby changed to read as follows:

The fund invests primarily in U.S. equity securities, but it may invest up to 35% of its net assets in non-U.S. equity securities, including up to 15% of its net assets in equity securities of companies located in emerging market countries.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-TVOPP-0411P

NUVEEN TRADEWINDS VALUE OPPORTUNITIES FUND

SUPPLEMENT DATED APRIL 25, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 29, 2010,

AS PREVIOUSLY SUPPLEMENTED JANUARY 18, FEBRUARY 7 AND MARCH 21, 2011

The first sentence of the section “Investment Policies and Techniques—Non-U.S. Securities—Emerging Markets Risk” is hereby changed to read as follows:

Each Fund, except for the Multi-Manager Large-Cap Fund and the Value Opportunities Fund, may invest up to 10% of its net assets in securities issued by companies located in emerging markets; the Value Opportunities Fund may invest up to 15% of its net assets in securities issued by companies located in emerging markets.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-TVOSAI-0411P